Federal Home Loan Bank Advances - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from FHLB	$ 17,500	$ 17,500
Maturities, year from	2017
Maturities, year to	2019
Outstanding letters of credit with FHLB	$ 19,600	21,200
FHLB borrowings collateralized by residential mortgage loans	102,150	$ 138,600
FHLB maximum borrowing capacity	144,268
FHLB remaining borrowing capacity	$ 76,168
Minimum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Maturities from January 2017 through October 2019, fixed rates	1.50%
Maximum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Maturities from January 2017 through October 2019, fixed rates	4.25%
Weighted Average [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Maturities from January 2017 through October 2019, fixed rates	2.06%